Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Bridgecrest Acceptance Corporation (the “Company”)

Deutsche Bank Securities Inc.

Citigroup Global Markets Inc.

Wells Fargo Securities, LLC

(together, the “Specified Parties”)

Re: Bridgecrest Lending Auto Securitization Trust 2024-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “1. Statistical - BLAST 2024-1 $381.83 - 11-30-2023 vF.xlsx” provided by the Company on December 13, 2023, containing information on 16,569 automobile retail installment sale contracts (“Auto Loans”) as of November 30, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Bridgecrest Lending Auto Securitization Trust 2024-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and numbers of months were within $1.00, 0.01%, and 0.01 months, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table in the procedures section below.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•

The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of insurance document.

•	The term “Vision” means the Company’s loan servicing module within the Company’s Integrated Operation System.

•	The term “Global Search System” means the Company’s internal document management/storage system.

•

The term “Loan File” means the following documents: Installment Sale Contract, Title Document, Credit Application, Customer Information Form, SCRA Modification Form, Interest Rate Buy Down Confirmation, Insurance Document, and screens from Vision. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Provided Information” means the Instructions, Acceptable Company Names, and Loan File.

The procedures we were instructed by the Company to perform, and the associated findings are as follows:

A.

We randomly selected a sample of 150 Auto Loans from the Data File (the “Selected Auto Loans”). A listing of the Selected Auto Loans is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Auto Loans we were instructed to randomly select from the Data File.

B.

For each Selected Auto Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions, as applicable constituted an exception. The Loan File information is listed in the order of priority until agreed.

Attribute	Loan File / Instructions
Borrower Name	Installment Sale Contract, “Account Info” screen, “Customer Information” screen, “Buyer Information” screen from Vision, Customer Information Form
Original Amount Financed	Installment Sale Contract
Original Term	Recompute using the First Payment Date and Original Maturity Date appearing in the Installment Sale Contract
Scheduled Monthly Payment

For Selected Auto Loans with monthly payment frequency, compare to the information shown in the Installment Sale Contract, the “Reg. Payment” field in the “Account Summary” screen from Vision, Interest Rate Buy Down Confirmation

For Selected Auto Loans with a payment frequency other than monthly as shown in the Installment Sale Contract, recompute using (i) the payment amount stated in the “Payment Schedule” section of the Installment Sale Contract, the “Account Summary” screen from Vision or the SCRA Modification Form and (ii) the payment frequency stated in the Installment Sale Contract or in the “Account Summary” screen from Vision

Annual Percentage Rate (“APR”)	Installment Sale Contract, “Account Summary” screen from Vision, SCRA Modification Form, Interest Rate Buy Down Confirmation

Attribute	Loan File / Instructions
New vs. Used	Installment Sale Contract

Origination Date	Installment Sale Contract

First Payment Date	Installment Sale Contract

Original Maturity Date	Installment Sale Contract, “Account Information” screen from Vision

Borrower’s State	Installment Sale Contract, “Customer Information” screen from Vision

C.	For each Selected Auto Loan, we observed the presence of the following in the Loan File:

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s).

•

Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	Proof of Insurance Policy. The Company informed us that an Insurance Document listing an insurance company name was acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (within the Installment Sale Contract).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Auto Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

January 3, 2024

Exhibit A

Title Documents

Application for Certificate of Title	Application for Vehicle Transaction

Application for Certificate of Title and Registration	Application(s) for Certificate of Title to a Motor Vehicle

Application for Certificate of Title for a Vehicle	Certificate of Title

Application for Certificate of Title with/without Registration	Certificate of Title of a Vehicle

Application for Certificate of Motor Vehicle Title	Form MV-1 Motor Vehicle Title Application

Applications for Certificate of Title to a Motor Vehicle	Lien and Title Information Report

Application for Dealer Assignment	Lien Entry Form

Application for Noting of Lien, Duplicate title, or Multipurpose Use	Notice of Security Interest Filing

Application for Title	Registration Acknowledgement

Application for Title and/or Registration	Title and Registration Application

Application for Title or Registration	Title Application

Application To Title / Reg. A Vehicle	Vehicle/Vessel Transfer and Reassignment Form

Application for Vehicle Title and Registration

Acceptable Company Names

Bridgecrest Accep Corp	DriveTime Car Sales Company LLC

Bridgecrest Acceptan	DriveTime Car Sales Company, LLC

Bridgecrest Acceptance	DriveTime Car Sales LLC

Bridgecrest Acceptance Corp	DT Acceptance Corp

Bridgecrest Acceptance Corporation	DT Acceptance Corporation

Bridgecrest Accpt Corp	GoFi

Bridgecrest Accptacne Corp	GoFi, LLC

Bridgecrst Acceptance Corp	GoFi LLC

Brudgecrest Acceptance Corp	GoFi, LLC.

DriveTime	GFC Lending

DriveTime Acceptance Corporation	GFC, Lending

DriveTime Car Sales	GFC Lending LLC

DriveTime Car Sales Co, LLC	GFC Lending LLC.

Exhibit A (continued)

Acceptable Forms of Insurance Documents

Agreement to Furnish Insurance Policy	Insurance Card

Auto Insurance Binder	Insurance Endorsement

Auto Insurance Card	Insurance ID card

Auto Insurance Confirmation	Insurance Identification Card

Auto Insurance Coverage Summary	Insurance Summary

Auto Insurance Identification Card	Insurance Vehicle Identification Card

Auto Insurance Policy Amended Declarations	Liability Insurance Card

Auto Insurance Policy Declarations	Letter of Coverage

Auto Liability Identification Card	Letter of Experience

Auto Policy Binder	Personal Auto Declaration

Automobile Application	Personal Auto Policy Declarations

Automobile Insurance Binder	Personal Car Policy Declarations

Automobile Insurance Card	Proof of Insurance

Automobile Insurance Identification Card	Proof of Insurance Card

Binder for State Farm Automobile Insurance	Private Passenger Declarations

Binder of Insurance	Renewal Declarations Page

Certificate of Insurance	Screenshot from the Company’s Insurance Verification System

Confirmation of Insurance	Security Verification Form

Evidence of Insurance	Temporary Insurance Identification Card

Evidence of Liability Insurance	Temporary Proof of Auto Insurance Card

Financial Responsibility Identification Card	Temporary Proof of Insurance Card(s)

Form Liability Insurance Card	Verification of Coverage

Insurance Application	Verification of Insurance Form

Insurance Binder Form

Exhibit B

The Selected Auto Loans

Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number
1	2024-01-001	51	2024-01-051	101	2024-01-101
2	2024-01-002	52	2024-01-052	102	2024-01-102
3	2024-01-003	53	2024-01-053	103	2024-01-103
4	2024-01-004	54	2024-01-054	104	2024-01-104
5	2024-01-005	55	2024-01-055	105	2024-01-105
6	2024-01-006	56	2024-01-056	106	2024-01-106
7	2024-01-007	57	2024-01-057	107	2024-01-107
8	2024-01-008	58	2024-01-058	108	2024-01-108
9	2024-01-009	59	2024-01-059	109	2024-01-109
10	2024-01-010	60	2024-01-060	110	2024-01-110
11	2024-01-011	61	2024-01-061	111	2024-01-111
12	2024-01-012	62	2024-01-062	112	2024-01-112
13	2024-01-013	63	2024-01-063	113	2024-01-113
14	2024-01-014	64	2024-01-064	114	2024-01-114
15	2024-01-015	65	2024-01-065	115	2024-01-115
16	2024-01-016	66	2024-01-066	116	2024-01-116
17	2024-01-017	67	2024-01-067	117	2024-01-117
18	2024-01-018	68	2024-01-068	118	2024-01-118
19	2024-01-019	69	2024-01-069	119	2024-01-119
20	2024-01-020	70	2024-01-070	120	2024-01-120
21	2024-01-021	71	2024-01-071	121	2024-01-121
22	2024-01-022	72	2024-01-072	122	2024-01-122
23	2024-01-023	73	2024-01-073	123	2024-01-123
24	2024-01-024	74	2024-01-074	124	2024-01-124
25	2024-01-025	75	2024-01-075	125	2024-01-125
26	2024-01-026	76	2024-01-076	126	2024-01-126
27	2024-01-027	77	2024-01-077	127	2024-01-127
28	2024-01-028	78	2024-01-078	128	2024-01-128
29	2024-01-029	79	2024-01-079	129	2024-01-129
30	2024-01-030	80	2024-01-080	130	2024-01-130
31	2024-01-031	81	2024-01-081	131	2024-01-131
32	2024-01-032	82	2024-01-082	132	2024-01-132
33	2024-01-033	83	2024-01-083	133	2024-01-133
34	2024-01-034	84	2024-01-084	134	2024-01-134
35	2024-01-035	85	2024-01-085	135	2024-01-135
36	2024-01-036	86	2024-01-086	136	2024-01-136
37	2024-01-037	87	2024-01-087	137	2024-01-137
38	2024-01-038	88	2024-01-088	138	2024-01-138
39	2024-01-039	89	2024-01-089	139	2024-01-139
40	2024-01-040	90	2024-01-090	140	2024-01-140
41	2024-01-041	91	2024-01-091	141	2024-01-141
42	2024-01-042	92	2024-01-092	142	2024-01-142
43	2024-01-043	93	2024-01-093	143	2024-01-143
44	2024-01-044	94	2024-01-094	144	2024-01-144
45	2024-01-045	95	2024-01-095	145	2024-01-145
46	2024-01-046	96	2024-01-096	146	2024-01-146
47	2024-01-047	97	2024-01-097	147	2024-01-147
48	2024-01-048	98	2024-01-098	148	2024-01-148
49	2024-01-049	99	2024-01-099	149	2024-01-149
50	2024-01-050	100	2024-01-100	150	2024-01-150

Note:	The Company has assigned a unique Auto Loan Number to each Auto Loan in the Data File. The Auto Loan Numbers referred to in this Exhibit are not the actual Auto Loan Numbers.